Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022 [1]	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)			$ (40,715)	$ (50,858)
Net income (loss) attributable to shareholders of Cellectis ($ in thousands) from discontinued operations			$ (4,984)	$ (3,531)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share			53,541,010	45,497,127
Basic net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	$ (0.19)	$ (0.42)	$ (0.76)	$ (1.12)	[2]
Basic earnings (loss) per share from discontinued operations	(0.05)	0	(0.09)	(0.08)	[2]
Diluted net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	(0.19)	(0.42)	(0.76)	(1.12)	[2]
Diluted earnings from discontinued operations per share ( $ /share)	$ (0.05)	$ 0	$ (0.09)	$ (0.08)	[2]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)